EMPLOYEE RELATED LIABILITIES	12 Months Ended
Dec. 31, 2020
Postemployment Benefits [Abstract]
EMPLOYEE RELATED LIABILITIES

NOTE 13 - EMPLOYEE RELATED LIABILITIES

A.Employee Termination Benefits

Israeli law, labor agreements and corporate policy determine the obligations of Tower to make severance payments to dismissed Israeli employees and to Israeli employees leaving employment under certain circumstances. Generally, the liability for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee’s monthly salary. This liability is primarily covered by regular deposits made each month by Tower into recognized severance and pension funds and by insurance policies maintained by Tower, based on the employee’s salary for the relevant month. The amounts so funded and the liability are included on the balance sheets in long-term investments and employee related liabilities in the amounts of $7,954 and $10,304, respectively, as of December 31, 2020.

Commencing January 1, 2005, Tower implemented a labor agreement with regard to most of its Israeli employees, according to which monthly deposits into recognized severance and pension funds or insurance policies will release it from any additional severance obligation in excess of the balance in such accounts to such Israeli employees and, therefore, Tower incurs no liability or asset with respect to such severance obligations and deposits, since that date. Any net severance amount as of such date will be released on the employee’s termination date. Payments relating to Israeli employee termination benefits were $5,254, $5,597 and $5,158 for 2020, 2019 and 2018, respectively.

TPSCo established a Defined Contribution Retirement Plan (the “DC Plan”) for its employees through which TPSCo contributes approximately 9% with employee average match of 1% of employee base salary to the DC Plan. Such contribution releases the employer from further obligation to any payments upon termination of employment. The contribution is remitted either to third party benefit funds based on employee preference, or directly, to those employees who elected not to enroll in the DC Plan. Total payments under the DC Plan in 2020, 2019 and 2018 amounted to $6,132, $6,572 and $6,700, respectively.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 13 -  EMPLOYEE RELATED LIABILITIES (Cont.)

B.TSNP Employee Benefit Plans

The following information provides the changes in 2020, 2019 and 2018 periodic expenses and benefit obligations due to the bargaining agreement signed between TSNP with its collective bargaining unit employees.

Post-Retirement Medical Plan

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income for post-retirement medical plan expense are as follows:

	Year ended December 31,
	2020	2019	2018
Net periodic benefit cost:
Service cost	$6	$7	$10
Interest cost	57	72	73
Amortization of prior service costs	--	--	--
Amortization of net loss (gain)	(241)	(298)	(262)
Total net periodic benefit cost	$(178)	$(219)	$(179)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	146	(1)	(376)
Amortization of prior service costs	--	--	--
Amortization of net gain (loss)	241	298	262
Total recognized in other comprehensive income (loss)	$387	$297	$(114)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$209	$78	$(293)

Weighted average assumptions used:
Discount rate	3.40%	4.50%	3.80%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65 Medicare Advantage)	6.20%/(5.00)%	6.90%/13.10%	8.30%/11.10%
Health care cost trend rate assumed for current year (Pre-65/Post-65 Non Medicare Advantage)	6.20%/6.10%	6.90%/7.90%	N/A
Ultimate rate (Pre-65/Post-65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (Pre-65/Post-65)	2029/2029	2029/2029	2027/2027
Measurement date	December 31, 2020	December 31, 2019	December 31, 2018

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 13 -  EMPLOYEE RELATED LIABILITIES (Cont.)

B.TSNP Employee Benefit Plans (Cont.)

Post-Retirement Medical Plan (Cont.)

The components of the change in benefit obligation, change in plan assets and funded status for post-retirement medical plan are as follows:

	Year ended December 31,
	2020	2019	2018
Change in medical plan related benefit obligation:
Medical plan related benefit obligation at beginning of period	$1,689	$1,628	$1,936
Service cost	6	7	10
Interest cost	57	72	73
Benefits paid	(16)	(17)	(15)
Change in medical plan provisions	--	--	--
Actuarial loss (gain)	146	(1)	(376)
Benefit medical plan related obligation end of period	$1,882	$1,689	$1,628
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Employer contribution	16	16	15
Benefits paid	(16)	(16)	(15)
Fair value of plan assets at end of period	$--	$--	$--
Medical plan related net funding	$(1,882)	$(1,689)	$(1,628)

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 13 -  EMPLOYEE RELATED LIABILITIES (Cont.)

B.TSNP Employee Benefit Plans (Cont.)

Post-Retirement Medical Plan (Cont.)

	As of December 31,
	2020	2019	2018
Amounts recognized in statement of financial position:
Current liabilities	$(62)	$(50)	$(65)
Non-current liabilities	(1,820)	(1,639)	(1,563)
Net amount recognized	$(1,882)	$(1,689)	$(1,628)
Weighted average assumptions used:
Discount rate	2.80%	3.40%	4.50%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (pre 65/ post 65 Medicare Advantage)	6.00%/6.50%	6.20%/(5.00)%	6.90%/13.10%
Health care cost trend rate assumed for next year (pre 65/ post 65 Non-Medicare Advantage)	6.00%/6.50%	6.20%/6.10%	6.90%/7.90%
Ultimate rate (pre 65/ post 65)	4.50%/4.50%	4.50%/4.50%	4.50%/4.50%
Year the ultimate rate is reached (pre 65/ post 65)	2029/2029	2029/2029	2029/2029

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2021	$62
2022	55
2023	58
2024	66
2025	71
2026-2030	$410

Description of Significant Gains and Losses in Obligations:

For Fiscal Year Ended December 31, 2020, the benefit obligation experienced a net actuarial loss that was primarily attributable to the discount rate decrease to 2.80%, compared to 3.40% in the prior year. For Fiscal Year Ended December 31, 2019, the benefit obligation experienced a net actuarial loss that was primarily attributable to the discount rate decrease to 3.40%, compared to 4.50% in the prior year.

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 13 -  EMPLOYEE RELATED LIABILITIES (Cont.)

B.TSNP Employee Benefit Plans (Cont.)

TSNP Pension Plan

TSNP has a pension plan that provides for monthly pension payments to eligible employees upon retirement. The pension benefits are based on years of service and specified benefit amounts. TSNP uses a December 31 measurement date. TSNP’s funding policy is to make contributions that satisfy at least the minimum required contribution for IRS qualified plans.

The components of the change in benefit obligation, the change in plan assets and funded status for TSNP’s pension plan are as follows:

	Year ended December 31,
	2020	2019	2018
Net periodic benefit cost:
Interest cost	$687	$817	$749
Expected return on plan assets	(909)	(930)	(1,427)
Expected Administrative Expenses	100	100	--
Amortization of prior service costs	3	3	3
Amortization of net loss (gain)	27	--	--
Total net periodic benefit cost	$(92)	$(10)	$(675)
Other changes in plan assets and benefits obligations recognized in other comprehensive income:
Prior service cost for the period	$--	$--	$--
Net loss (gain) for the period	149	1,158	(231)
Amortization of prior service costs	(3)	(3)	(3)
Amortization of net gain (loss)	(27)	--	--
Total recognized in other comprehensive income (loss)	$119	$1,155	$(234)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$27	$1,145	$(909)
Weighted average assumptions used:
Discount rate	3.20%	4.40%	3.70%
Expected return on plan assets	3.80%	4.20%	6.20%
Rate of compensation increases	N/A	N/A	N/A

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 13 -  EMPLOYEE RELATED LIABILITIES (Cont.)

B.TSNP Employee Benefit Plans (Cont.)

TSNP Pension Plan (Cont.)

The components of the change in benefit obligation, change in plan assets and funded status for TSNP’s pension plan are as follows:

	Year ended December 31,
	2020	2019	2018
Change in benefit obligation:
Benefit obligation at beginning of period	$21,908	$18,979	$20,629
Interest cost	687	817	749
Benefits paid	(736)	(688)	(607)
Change in plan provisions	--	--	--
Actuarial loss (gain)	1,608	2,800	(1,792)
Benefit obligation end of period	$23,467	$21,908	$18,979
Change in plan assets:
Fair value of plan assets at beginning of period	$24,454	$22,669	$23,235
Actual return on plan assets	2,337	2,544	(133)
Employer contribution	--	--	175
Expenses paid	(69)	(71)	--
Benefits paid	(737)	(688)	(607)
Fair value of plan assets at end of period	$25,985	$24,454	$22,670
Funded status	$2,518	$2,546	$3,691
Amounts recognized in statement of financial position:
Non-current assets	$2,518	$2,546	$3,691
Non-current liabilities	-	-	-
Net amount recognized	$2,518	$2,546	$3,691
Weighted average assumptions used:
Discount rate	2.50%	3.20%	4.40%
Rate of compensation increases	N/A	N/A	N/A

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2021	$913
2022	997
2023	1,074
2024	1,131
2025	1,176
2026-2030	$6,182

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 13 -  EMPLOYEE RELATED LIABILITIES (Cont.)

B.TSNP Employee Benefit Plans (Cont.)

TSNP Pension Plan (Cont.)

Description of Significant Gains and Losses in Obligations:

For Fiscal Year Ended December 31, 2020, the benefit obligation experienced a net actuarial loss that was primarily attributable to the discount rate decrease to 2.50%, compared to 3.20% in the prior year. For Fiscal Year Ended December 31, 2019, the benefit obligation experienced a net actuarial loss that was primarily attributable to the discount rate decrease to 3.20%, compared to 4.40% in the prior year.

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2020:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$25,985	$--
Total plan assets at fair value	$--	$25,985	$--

The plan’s assets measured at fair value on a recurring basis consisted of the following as of December 31, 2019:

	Level 1	Level 2	Level 3
Investments in mutual funds	$--	$24,454	$--
Total plan assets at fair value	$--	$24,454	$--

TSNP’s pension plan weighted average asset allocations on December 31, 2020, by asset category are as follows:

Asset Category	December 31, 2020	Target allocation 2021
Equity securities	25%	20%
Debt securities	75%	80%
Total	100%	100%

TSNP’s primary policy goals regarding the plan’s assets are cost-effective diversification of plan assets, competitive returns on investment and preservation of capital. Plan assets are currently invested in mutual funds with various debt and equity investment objectives. The target asset allocation for the plan assets is 80% debt, or fixed income securities, and 20% equity securities. Individual funds are evaluated periodically based on comparisons to benchmark indices and peer group funds and investment decisions are made by TSNP in accordance with the policy goals. Actual allocation to each asset category fluctuates and may not be within the target allocation specified above due to changes in market conditions.

The estimated expected return on assets of the plan is based on assumptions derived from, among other things, the historical return on assets of the plan, the current and expected investment allocation of assets held by the plan and the current and expected future rates of return in the debt and equity markets for investments held by the plan. The obligations under the plan could differ from the obligation currently recorded, if management's estimates are not consistent with actual investment performance.